Material Accounting Policies - Principal subsidiaries and geographic locations (Details)	24 Months Ended
Dec. 31, 2023
Barkerville Gold Mines Ltd. | Canadian dollars
Nature of operations and going concern
Principal subsidiaries percentage	100.00%
Sapuchi Minera, S. de R.L. de C.V. | Mexican Pesos
Nature of operations and going concern
Principal subsidiaries percentage	100.00%
Tintic Consolidated Metals LLC | U.S. dollars
Nature of operations and going concern
Principal subsidiaries percentage	100.00%